Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Foreign Exchange Rates
The most significant closing exchange rates for statement of financial position accounts and the approximate average exchange rates (as determined using the closing exchange rates of each month within the period) for income statement accounts for the main functional currencies to the U.S. dollar as of December 31, 2020, 2019 and 2018, were as follows:

	2020		2019		2018
Currency	Closing	Average	Closing	Average	Closing	Average
Mexican peso	19.8900	21.5766	18.9200	19.3500	19.6500	19.2583
Euro	0.8183	0.8736	0.8917	0.8941	0.8727	0.8483
British Pound Sterling	0.7313	0.7758	0.7550	0.7831	0.7843	0.7521
Colombian Peso	3,433	3,730	3,277	3,300	3,250	2,972
Philippine Peso	48.0230	49.4944	50.6350	51.5650	52.5800	52.6925

Summary of Maximum Average Useful Lives of Fixed Assets
As of December 31, 2020, the average useful lives by category of fixed assets, which are reviewed at each reporting date and adjusted if appropriate, were as follows:

Years
Administrative buildings	31
Industrial buildings	26
Machinery and equipment in plant	15
Ready-mix trucks and motor vehicles	9
Office equipment and other assets	6

Summary of Statutory Tax Rates
For the years ended December 31, 2020, 2019 and 2018, the statutory tax rates in CEMEX’s main operations were as follows:

Country	2020	2019	2018
Mexico	30.0%	30.0%	30.0%
United States	21.0%	21.0%	21.0%
United Kingdom	19.0%	19.3%	19.3%
France	32.0%	34.4%	34.4%
Germany	28.2%	28.2%	28.2%
Spain	25.0%	25.0%	25.0%
Philippines	30.0%	30.0%	30.0%
Colombia	32.0%	33.0%	37.0%
Others	9.0% – 30.0%	7.8% – 35.0%	7.8% – 39.0%